Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2016	2015	2014
Interest on long-term debt	6,943	1,353	811
Interest on revolving credit facility	-	-	396
Amortization of debt issuance costs	265	72	-
Arrangement fees on undrawn facilities	-	-	246
Other	27	35	10
Total	7,235	1,460	1,463

Interest and finance costs-related party are analyzed as follows:

	Year ended December 31,
	2016	2015	2014
Interest on long-term debt - related party	155	-	-
Convertible notes interest expense	1,298	265	-
Convertible notes amortization of debt discount	1,163	334	-
Gain on extinguishment of convertible notes	-	(200)	-
Total	2,616	399	-